Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 120	$ 153
Fair value of plan assets	0	0
Accumulated benefit obligation	120	153
Fair value of plan assets	0	0
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	64	100
Fair value of plan assets	19	39
Accumulated benefit obligation	50	82
Fair value of plan assets	18	39
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	62	87
Fair value of plan assets	0	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	2	3
Fair value of plan assets	$ 0	$ 0